LOSS PER SHARE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
SCHEDULE OF EARNINGS PER SHARE ANTI DILUTIVE

	June 30, 2024	June 30, 2023
Series A Preferred Stock	139,790,000	-
Series B Preferred stock (1)	-	147,013,500
Series C Preferred Stock (2)	-	7,010,000
Restricted Stock Awards	-	5,005,000
Convertible Notes	-	127,031,864
Warrants	55,922,119	108,734
Total common stock equivalents	195,712,119	286,169,098

(1)	On January 10, 2024, the Company redomiciled and its pre-existing Series A class of Preferred Stock and Series B class of Preferred stock were eliminated (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect these changes.

(2)	On January 10, 2024, the Company redomiciled and exchanged all outstanding shares of its pre-existing Series C Preferred Stock for shares of a new class of Series A Preferred Stock (Note 1 – Organization and Nature of Operations). The Statement of Changes in Stockholders’ Equity/Member’s Equity for the three and six months ended June 30, 2024 has been retrospectively restated to reflect this change.

	Year Ended	Year Ended
	December 31,	December 31,
	2023	2022
Series C preferred stock	63,090,000	-
Warrants	2,608,734	-
Total common stock equivalents	65,698,734	-